Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [Line Items]
Additional provisions	£ 133		£ 536
Trade and other payables	7,190	[1]	7,476	£ 7,463
Internal cost	20,339		20,892	£ 15,397
Contract loss provisions	38		29
Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions	51		426
Fine [Member]
Disclosure of other provisions [Line Items]
Trade and other payables			42
Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Additional provisions			5
Specific Item [Member]
Disclosure of other provisions [Line Items]
Additional provisions	£ 51		126
Specific Item [Member] | Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions			300
Specific Item [Member] | Provision [Member]
Disclosure of other provisions [Line Items]
Internal cost			£ 342
Top of Range [Member] | Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Number of years for which costs are expected to be incurred	20 years

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements